1. Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Organization and Business

Organization and Nature of Business

Genius Brands International, Inc. (“we”, “us”, “our”, “GBI” or the “Company”) is a global content and brand management company dedicated to providing entertaining and enriching “content and products with a purpose” for toddlers to tweens. Led by industry veterans Andrew Heyward (Chief Executive Officer) and Amy Moynihan Heyward (President), the Company produces original content and licenses the rights to that content to a variety of partners. Our licensees include (i) companies to which the audio-visual rights are licensed for exhibition in various formats, including but not limited to, Pay Television, Free or Broadcast Television, Video-on-Demand (“VOD”), subscription on demand (“SVOD”), DVDs/CDs and (ii) companies that develop and distribute products based on our content within different product categories, includimg but not limited to, toys, electronics, publishing, home goods, stationary, gifts.

The Company owns a portfolio of original children’s entertainment that is targeted at children from toddlers to teens including the award-winning Baby Genius, Warren Buffett's Secret Millionaires Club, Thomas Edison's Secret Lab and Stan Lee's Mighty 7, the first project from Stan Lee Comics, LLC , a joint venture with legendary Stan Lee's POW! Entertainment.

In addition to the Company’s wholly-owned brands, it also acts as licensing agent for certain brands, leveraging its existing licensing infrastructure to expand these brands into new product categories, new retailers, and new territories. These include the best-selling children’s book series, Llama Llama; Psycho Bunny, a luxury apparel line; From Frank, a humor greeting card and product line; and Celessence Technologies, the world's leading microencapsulation company.

Consistent with the Company’s strategy of securing widespread distribution for its content in a variety of formats and building awareness and engagement for its brands that in turn drives its consumer products business, the Company has expanded its successful relationship with Comcast beyond the already popular Baby Genius on-demand offering. The Company has announced it will launch a new Kid Genius Channel in the fourth quarter of 2015, offering 24-hours of video on-demand content that will be consistent with the Company’s “content and products with a purpose” mission. The new video on-demand channel will include the Company’s own content, in addition to other content the Company will curate, to offer a robust line-up for kids. The Company’s Senior Vice President - International Sales, Andrew Berman, will oversee the channel.

The Company commenced operations in January 2006, assuming all of the rights and obligations of its then Chief Executive Officer, under an Asset Purchase Agreement between the Company and Genius Products, Inc., in which the Company obtained all rights, copyrights, and trademarks to the brands “Baby Genius,” “Little Genius,” “Kid Genius,” “123 Favorite Music” and “Wee Worship,” and all then existing productions under those titles. In October 2011, the Company (i) changed its domicile to Nevada from California, and (ii) changed its name to Genius Brands International, Inc. from Pacific Entertainment Corporation (the “Reincorporation”). In connection with the Reincorporation, the Company changed its trading symbol from “PENT” to “GNUS”.

On November 15, 2013, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with A Squared Entertainment LLC, a Delaware limited liability company (“A Squared”), A Squared Holdings LLC, a California limited liability company and sole member of A Squared (the “Parent Member”) and A2E Acquisition LLC, its newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transactions contemplated under the Merger Agreement (the “Merger”), which occurred concurrently with entering into the Merger Agreement, the Acquisition Sub merged with and into A Squared, and A Squared, as the surviving entity, became a wholly-owned subsidiary of the Company.  As a result of the Merger, the Company acquired the business and operations of A Squared.

On April 2, 2014, the Company filed a certificate of amendment to its Articles of Incorporation to affect a reverse split of its issued and outstanding common stock on a one-for-one-hundred basis. The reverse stock split was effective with FINRA (Financial Industry Regulatory Authority) on April 7, 2014 (the “Reverse Split”). All per share amounts referenced herein are reflective of the Reverse Split.

Strategic Initiatives

During 2014, the Company began a series of strategic initiatives to restructure certain areas of business in an effort to operate more profitably in the long run. This included product sales, content distribution, production, and product development:

1)	During the second quarter of 2014, the Company began phasing out the direct production and sale of physical products including DVDs and CDs and shifted to a licensing model whereby these functions were outsourced to industry experts and category leaders in their respective industries. On July 14, 2014, the Company employed Stone Newman in the newly created position of President - Global Consumer Products to manage all consumer products, licensing and merchandising sales for the Company’s brands.

2)	Prior to the third quarter of 2014, the Company utilized an agency to license its content to international television broadcasters, home video, and digital distribution outlets. To exert greater control over the distribution of its expanding portfolio of content, during the second quarter of 2014, the Company formed a new global distribution division and appointed Andrew Berman to the newly created position of Senior Vice President - International Sales to oversee the division and the appointment of regional agents to represent the Company locally in key regions.

3)	During the third and fourth quarter of 2014, the Company partnered with various pre-production, production, and animation companies to provide services to the Company for the production of Thomas Edison’s Secret Lab in exchange for a certain percentage of the series’ forthcoming adjusted net revenues and the ability to distribute the series in certain languages in certain territories. This model helps to better manage the Company’s cash flows while enabling it to exploit territories that would otherwise be challenging to manage and monetize. The Company intends to replicate the model for future productions.

4)	The infrastructure the Company has put in place enables it to efficiently exploit a growing portfolio of brands. The Company is actively developing a number of new brands to add to its growing portfolio and consistently looks for existing brands to acquire or act as licensing agent, as with the best-selling line of books, Llama Llama which the Company recently signed. The Company remains focused on brands that lend themselves to interactive exploitation in multiple areas and are consistent with the Company’s primary point of differentiation: providing multi-media “content and products with a purpose” that entertain and enrich kids.

Liquidity

Historically, the Company has incurred net losses. As of September 30, 2015, the Company had an accumulated deficit of $23,574,592 and a total stockholders’ equity of $11,316,854 At September 30, 2015, the Company had current assets of $2,617,458 including cash of $2,147,931 and current liabilities of $2,468,972, including short-term debt to related parties which bears no interest and has no stated maturity of $411,521 and certain trade payables of $925,000 to which the Company disputes the claim, resulting in working capital of $148,486. For the nine months ended September 30, 2015 and 2014, the Company reported a net loss of $2,421,938 and $2,843,763, respectively, and reported net cash used by operating activities during nine months ended September 30, 2015 of $2,611,607.

During the nine months ended September 30, 2015, the Company received $750,000 in proceeds from the second payment of its long term supply chain services agreement. While the Company believes that these funds plus its working capital will be sufficient to fund operations for the next twelve months, there can be no assurance that cash flows from operations will continue to improve in the near future. If the Company is unable to attain profitable operations and positive operating cash flows in a reasonable period of time, it may need to (i) seek additional funding, (ii) scale back its development plans, or (iii) reduce certain operations.

Organization and Nature of Business

Genius Brands International, Inc. (“we”, “us”, “our”, “GBI” or the “Company”) is a global content and brand management company dedicated to providing entertaining and enriching “content and products with a purpose” for toddlers to tweens. Led by industry veterans Andrew Heyward (Chief Executive Officer) and Amy Moynihan Heyward (President), the Company produces original content and licenses the rights to that content to a variety of partners. Our licensees include (i) companies to which the audio-visual rights are licensed for exhibition in various formats such as Pay Television, Free or Broadcast Television, Video-on-Demand (“VOD”), subscription on demand (“SVOD”), DVDs/CDs and more and (ii) companies that develop and distribute products based on our content within different product categories such as toys, electronics, publishing, home goods, stationary, gifts, and more.

The Company owns a portfolio of original children’s entertainment that is targeted at toddlers to teens including the award-winning Baby Genius, Warren Buffett's Secret Millionaires Club, Thomas Edison's Secret Lab and Stan Lee's Mighty 7, the first project from Stan Lee Comics, LLC, a joint venture with legendary Stan Lee's POW! Entertainment.

In addition to the Company’s wholly-owned brands, it also acts as licensing agent for certain brands, leveraging its existing licensing infrastructure to expand these brands into new product categories, new retailers, and new territories. These include the best-selling children’s book series, Llama Llama; Psycho Bunny, a luxury apparel line; From Frank, a humor greeting card and product line; Celessence Technologies, the world's leading microencapsulation company.

The Company commenced operations in January 2006, assuming all of the rights and obligations of its then Chief Executive Officer, under an Asset Purchase Agreement between the Company and Genius Products, Inc., in which the Company obtained all rights, copyrights, and trademarks to the brands “Baby Genius,” “Little Genius,” “Kid Genius,” “123 Favorite Music” and “Wee Worship,” and all then existing productions under those titles. In October 2011, the Company (i) changed its domicile to Nevada from California, and (ii) changed its name to Genius Brands International, Inc. from Pacific Entertainment Corporation (the “Reincorporation”). In connection with the Reincorporation, the Company changed its trading symbol from “PENT” to “GNUS”.

On November 15, 2013, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with A Squared Entertainment LLC, a Delaware limited liability company (“A Squared”), A Squared Holdings LLC, a California limited liability company and sole member of A Squared (the “Parent Member”) and A2E Acquisition LLC, its newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transactions contemplated under the Merger Agreement (the “Merger”), which occurred concurrently with entering into the Merger Agreement, the Acquisition Sub merged with and into A Squared, and A Squared, as the surviving entity, became a wholly-owned subsidiary of the Company.  As a result of the Merger, the Company acquired the business and operations of A Squared.

On April 2, 2014, the Company filed a certificate of amendment to its Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one-hundred basis. The reverse stock split was effective with FINRA (Financial Industry Regulatory Authority) on April 7, 2014 (the “Reverse Split”). All per share amounts referenced herein are reflective of the Reverse Split.

Strategic Initiatives

During 2014, the Company began a series of strategic initiatives to restructure certain areas of business in an effort to operate more profitably in the long run. This included product sales, content distribution, production, and product development:

1)	During the second quarter of 2014, the Company began phasing out the direct production and sale of physical products including DVDs and CDs and shifted to a licensing model whereby these functions were outsourced to industry experts and category leaders in their respective industries. On July 14, 2014, the Company employed Stone Newman in the newly created position of President – Global Consumer Products to manage all consumer products, licensing and merchandising sales for the Company’s brands.

2)	Prior to the third quarter of 2014, the Company utilized an agency to license its content to international television broadcasters, home video, and digital distribution outlets. To exert greater control over the distribution of its expanding portfolio of content, during the second quarter of 2014, the Company formed a new global distribution division and appointed Andrew Berman to the newly created position of Senior Vice President - International Sales to oversee the division and the appointment of regional agents to represent the Company locally in key regions.

3)	During the third and fourth quarter of 2014, the Company partnered with various pre-production, production, and animation companies to provide services to the Company for the production of Thomas Edison’s Secret Lab in exchange for a certain percentage of the series’ forthcoming adjusted net revenues and the ability to distribute the series in certain languages in certain territories. This model helps to better manage the Company’s cash flows while enabling it to exploit territories that would otherwise be challenging to manage and monetize. The Company intends to replicate the model for future productions.

4)	The infrastructure the Company has put in place enables it to efficiently exploit a growing portfolio of brands. The Company is actively developing a number of new brands to add to its growing portfolio and consistently looks for existing brands to acquire or act as licensing agent, as with the best-selling line of books, Llama Llama which the Company recently signed. The Company remains focused on brands that lend themselves to interactive exploitation in multiple areas and are consistent with the Company’s primary point of differentiation: providing multi-media “content and products with a purpose” that entertain and enrich kids.

Liquidity

Historically, the Company has incurred net losses. As of December 31, 2014, the Company had an accumulated deficit of $21,152,654 and a total stockholders’ equity of $13,720,248. At December 31, 2014, the Company had current assets of $4,738,898, including cash of $4,301,099 and current liabilities of $2,224,766, including short-term debt to related parties which bears no interest and has no stated maturity of $411,008 and certain trade payables of $925,000 to which the Company disputes the claim, resulting in working capital of $2,514,132. For the years ended December 31, 2014 and 2013, the Company reported a net loss of $3,728,599 and $7,216,031, respectively, and reported net cash used by operating activities during year ended December 31, 2014 of $2,481,988.

During 2014, the Company received proceeds from the issuance of common stock, the issuance of Series A Convertible Preferred Shares, the execution of a long-term, exclusive supply chain services agreement, and the execution music advance agreements. Additionally subsequent to the end of the year, the Company received the second payment pursuant to its long term supply chain services agreement. While the Company believes that these funds will be sufficient to fund operations for the next twelve months, there can be no assurance that cash flows from operations will continue to improve in the near future. If the Company is unable to attain profitable operations and positive operating cash flows, it may need to (i) seek additional funding, (ii) scale back its development plans, or (iii) reduce certain operations.